Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill Gross	$ 630,087	$ 812,168	$ 812,168
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	465,676	647,757	647,757
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill Gross	250,109	245,679	245,679
Goodwill Impaired Accumulated Impairment Loss	0	0	0
Goodwill (net amounts)	250,109	245,679	245,679
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill Gross	379,978	566,489	566,489
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 215,567	$ 402,078	$ 402,078